ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3.                                      ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Accounts receivable	34,917	26,561
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	34,917	26,561

Movement of allowance for doubtful accounts was as follow:

	As of December 31
	2011	2012	2013
	RMB	RMB	RMB

Balance as of January 1	—	—	—
Charged to expenses	—	340	261
Written off	—	(340)	(261)

Balance as of December 31	—	—	—